Commitments and Contingencies - Financial Services has Various Agreements to Extend Credit (Detail) - Wholesale and dealer financing $ in Millions	Dec. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Total Credit Limit	$ 6,704
Utilized	3,899
Not Utilized	$ 2,805